Income Taxes (Details) - Schedule of Geographical Breakdown of Income (Loss) Before Provision for Income Taxes - VASO CORPORATION [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Geographical Breakdown of Income (Loss) Before Provision for Income Taxes [Line Items]
Domestic	$ 6,823	$ 5,720
Foreign	307	531
Income before provision for income taxes	$ 7,130	$ 6,251